Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income and expenses [Abstract]
Interest income	€ 79	€ 46	€ 25
Interest income from loans and receivables	12	13	7
Interest income from cash and cash equivalents	67	33	18
Dividend income from financial assets	3	2	3
Net gains from disposal of financial assets	2
Net change in fair value of financial assets through profit or loss	(18)	(26)	9
Other financial income	21	15	20
Financial income	105	63	58
Interest expense	(288)	(277)	(235)
Interest expense on debt and borrowings	(231)	(229)	(200)
Finance charges under lease contract	(37)	(27)	(25)
Interest expense on pensions	(20)	(21)	(10)
Provision-related accretion expenses	(49)	(29)	(9)
Net foreign exchange gains (losses)	(7)	(23)	9
Net change in fair value of derivatives	(5)
Other financial expenses	(20)	(21)	(24)
Financial expenses	(387)	(376)	(258)
Financial income and expenses, net	€ (282)	€ (314)	€ (200)